Quarterly Holdings Report
for
Fidelity® Blue Chip Value ETF
April 30, 2023
VTF-NPRT3-0623
1.9897888.102
Common Stocks - 97.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.0%
Entertainment - 1.9%
Activision Blizzard, Inc.	33,534	2,605,927
Interactive Media & Services - 1.8%
Alphabet, Inc. Class A (a)	22,818	2,449,284
Media - 3.3%
Comcast Corp. Class A	107,862	4,462,251
TOTAL COMMUNICATION SERVICES		9,517,462
CONSUMER DISCRETIONARY - 2.4%
Broadline Retail - 0.2%
eBay, Inc.	5,755	267,205
Diversified Consumer Services - 1.3%
H&R Block, Inc.	52,735	1,788,244
Specialty Retail - 0.9%
Ross Stores, Inc.	11,691	1,247,780
TOTAL CONSUMER DISCRETIONARY		3,303,229
CONSUMER STAPLES - 9.6%
Beverages - 0.8%
Coca-Cola European Partners PLC	17,541	1,130,868
Consumer Staples Distribution & Retail - 2.3%
Dollar General Corp.	8,569	1,897,691
U.S. Foods Holding Corp. (a)	31,018	1,191,091
		3,088,782
Food Products - 3.2%
Mondelez International, Inc.	42,062	3,226,997
Tyson Foods, Inc. Class A	17,314	1,081,952
		4,308,949
Household Products - 2.3%
Procter & Gamble Co.	14,138	2,210,900
The Clorox Co.	5,417	897,164
		3,108,064
Personal Care Products - 1.0%
Haleon PLC ADR	93,729	831,376
Unilever PLC sponsored ADR	8,736	485,110
		1,316,486
TOTAL CONSUMER STAPLES		12,953,149
ENERGY - 9.0%
Oil, Gas & Consumable Fuels - 9.0%
Antero Resources Corp. (a)	20,596	473,502
ConocoPhillips Co.	16,621	1,710,135
Equinor ASA sponsored ADR	34,532	992,450
Exxon Mobil Corp.	61,790	7,312,229
Occidental Petroleum Corp.	17,319	1,065,638
Ovintiv, Inc.	15,546	560,900
		12,114,854
FINANCIALS - 24.0%
Banks - 10.4%
Bank of America Corp.	106,450	3,116,856
Cullen/Frost Bankers, Inc.	2,827	311,677
JPMorgan Chase & Co.	28,717	3,969,838
M&T Bank Corp.	12,554	1,579,293
PNC Financial Services Group, Inc.	12,838	1,672,150
U.S. Bancorp	31,290	1,072,621
Wells Fargo & Co.	57,276	2,276,721
		13,999,156
Capital Markets - 3.1%
Affiliated Managers Group, Inc.	6,439	929,663
BlackRock, Inc. Class A	3,292	2,209,590
Invesco Ltd.	15,801	270,671
Northern Trust Corp.	9,103	711,490
		4,121,414
Financial Services - 5.5%
Berkshire Hathaway, Inc. Class B (a)	22,685	7,453,157
Insurance - 5.0%
Chubb Ltd.	10,346	2,085,340
The Travelers Companies, Inc.	15,243	2,761,117
Willis Towers Watson PLC	8,447	1,956,325
		6,802,782
TOTAL FINANCIALS		32,376,509
HEALTH CARE - 19.2%
Biotechnology - 2.3%
Regeneron Pharmaceuticals, Inc. (a)	993	796,177
Vertex Pharmaceuticals, Inc. (a)	6,810	2,320,371
		3,116,548
Health Care Equipment & Supplies - 0.2%
Baxter International, Inc.	7,062	336,716
Health Care Providers & Services - 10.4%
Centene Corp. (a)	47,886	3,300,782
Cigna Group	13,056	3,306,954
Elevance Health, Inc.	4,576	2,144,542
Humana, Inc.	4,087	2,168,113
UnitedHealth Group, Inc.	6,209	3,055,387
		13,975,778
Pharmaceuticals - 6.3%
AstraZeneca PLC sponsored ADR	32,827	2,403,593
Bristol-Myers Squibb Co.	51,050	3,408,609
Sanofi SA sponsored ADR	49,902	2,677,242
		8,489,444
TOTAL HEALTH CARE		25,918,486
INDUSTRIALS - 6.7%
Aerospace & Defense - 3.6%
L3Harris Technologies, Inc.	6,277	1,224,957
Lockheed Martin Corp.	3,060	1,421,217
Northrop Grumman Corp.	4,828	2,227,012
		4,873,186
Electrical Equipment - 1.1%
Eaton Corp. PLC	1,875	313,350
Regal Rexnord Corp.	9,002	1,171,700
		1,485,050
Machinery - 1.3%
Crane Co.	1,975	142,338
Crane Nxt Co.	1,976	93,583
ITT, Inc.	2,515	212,367
Oshkosh Corp.	7,356	562,881
Pentair PLC	12,578	730,530
		1,741,699
Professional Services - 0.7%
Maximus, Inc.	10,831	906,013
TOTAL INDUSTRIALS		9,005,948
INFORMATION TECHNOLOGY - 6.7%
Communications Equipment - 1.8%
Cisco Systems, Inc.	52,959	2,502,313
Electronic Equipment, Instruments & Components - 0.2%
TE Connectivity Ltd.	1,965	240,457
IT Services - 2.2%
Amdocs Ltd.	17,422	1,589,758
Cognizant Technology Solutions Corp. Class A	22,483	1,342,460
		2,932,218
Semiconductors & Semiconductor Equipment - 1.1%
Broadcom, Inc.	388	243,082
Micron Technology, Inc.	14,954	962,439
NXP Semiconductors NV	1,422	232,838
		1,438,359
Software - 1.4%
Aspen Technology, Inc.	2,235	395,595
Gen Digital, Inc.	50,893	899,279
Open Text Corp.	15,796	598,510
		1,893,384
TOTAL INFORMATION TECHNOLOGY		9,006,731
MATERIALS - 1.8%
Chemicals - 1.5%
DuPont de Nemours, Inc.	27,850	1,941,702
Metals & Mining - 0.3%
Newmont Corp.	9,261	438,971
TOTAL MATERIALS		2,380,673
REAL ESTATE - 0.6%
Real Estate Management & Development - 0.6%
CBRE Group, Inc. (a)	10,713	821,259
UTILITIES - 10.1%
Electric Utilities - 7.6%
Constellation Energy Corp.	13,816	1,069,358
Edison International	20,360	1,498,496
Evergy, Inc.	20,484	1,272,261
NextEra Energy, Inc.	18,044	1,382,712
PG&E Corp. (a)	158,255	2,707,743
Portland General Electric Co.	14,084	712,932
Southern Co.	22,590	1,661,495
		10,304,997
Independent Power and Renewable Electricity Producers - 0.7%
The AES Corp.	39,685	938,947
Multi-Utilities - 1.8%
Dominion Energy, Inc.	29,771	1,701,115
National Grid PLC sponsored ADR	10,544	755,478
		2,456,593
TOTAL UTILITIES		13,700,537
TOTAL COMMON STOCKS (Cost $121,391,342)		131,098,837

TOTAL INVESTMENT IN SECURITIES - 97.1% (Cost $121,391,342)	131,098,837
NET OTHER ASSETS (LIABILITIES) - 2.9%	3,856,735
NET ASSETS - 100.0%	134,955,572

Legend

(a)	Non-income producing

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.